Intangible Assets and Goodwill (Details) - Schedule of intangible assets - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Amortized intangible assets:
Gross carrying value	¥ 15,823,974	¥ 14,300,094
Accumulated amortization	(14,784,602)	(14,039,968)
Net carrying value	1,039,372	260,126
Software [Member]
Amortized intangible assets:
Gross carrying value	10,793,974	9,270,094
Accumulated amortization	(9,754,602)	(9,009,968)
Net carrying value	1,039,372	260,126
Cooperation agreement [Member]
Amortized intangible assets:
Gross carrying value	5,030,000	5,030,000
Accumulated amortization	(5,030,000)	(5,030,000)
Net carrying value
Trademarks [Member]
Unamortized intangible assets:
Unamortized intangible assets	¥ 2,970,000	¥ 2,970,000